Other financial assets - Maturity (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other financial assets [Line Items]
Other financial assets.	$ 2,934,734	$ 3,071,659
Up to 1 year
Disclosure of Other financial assets [Line Items]
Other financial assets.	1,627,150	2,194,651
1 - 2 years
Disclosure of Other financial assets [Line Items]
Other financial assets.	434,372	101,216
2 - 5 years
Disclosure of Other financial assets [Line Items]
Other financial assets.	786,760	573,420
> 5 years
Disclosure of Other financial assets [Line Items]
Other financial assets.	$ 86,452	$ 202,372